Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares authorized			147,964,577
Preferred stock, shares outstanding			139,278,610
Preferred stock, liquidation preference			$ 119,622
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	180,000,000
Common stock, shares issued	23,916,021	23,490,737	884,179
Common stock, shares outstanding	23,916,021	23,490,737	884,179
Series A-1 Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		0	135,826,497
Preferred stock, shares issued		0	127,140,530
Preferred stock, shares outstanding		0	127,140,530
Preferred stock, liquidation preference		$ 0	$ 114,172
Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		0	12,138,080
Preferred stock, shares issued		0	12,138,080
Preferred stock, shares outstanding		0	12,138,080
Preferred stock, liquidation preference		$ 0	$ 5,450